NOTE TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	¥ 133,431		¥ 151,720
Financing cash flows	(27,370)		(31,271)
Foreign exchange translation	6,346		(8,912)
Finance costs	5,037	$ 733	5,044	¥ 6,246
Unwinding of discount on provision for dismantlement (note 26)	(2,560)		(2,145)	(2,185)
Amount capitalized in property, plant and equipment (note 13)	2,838		2,495	1,430
Dividends declared	23,078		16,500
Liabilities arising from financing activities at end of period	140,800		133,431	151,720
Loans and borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	132,250		150,476
Financing cash flows	1,300		(9,669)
Foreign exchange translation	5,901		(8,911)
Finance costs	70		354
Liabilities arising from financing activities at end of period	139,521		132,250	150,476
Interest payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	1,181		1,244
Financing cash flows	(5,147)		(5,154)
Foreign exchange translation			51
Finance costs	4,967		4,690
Unwinding of discount on provision for dismantlement (note 26)	(2,560)		(2,145)
Amount capitalized in property, plant and equipment (note 13)	2,838		2,495
Liabilities arising from financing activities at end of period	1,279		1,181	¥ 1,244
Dividend payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financing cash flows	(23,523)		(16,448)
Foreign exchange translation	445		(52)
Dividends declared	¥ 23,078		¥ 16,500